Related Party Transactions (Commitments with Related Parties) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Operating lease commitments	¥ 68,310	¥ 118,154
Within one year [member]
Disclosure of transactions between related parties [line items]
Operating lease commitments	63,505	60,125
Later than one year and not later than two years [member]
Disclosure of transactions between related parties [line items]
Operating lease commitments	1,583	54,438
Sinopec Group and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Construction and installation cost	29,528	4,310
Operating lease commitments	59,160	107,920
Sinopec Group and its subsidiaries [member] | Within one year [member]
Disclosure of transactions between related parties [line items]
Operating lease commitments	59,160	53,960
Sinopec Group and its subsidiaries [member] | Later than one year and not later than two years [member]
Disclosure of transactions between related parties [line items]
Operating lease commitments	¥ 0	¥ 53,960